Survey Expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Aircraft Operations
Charter Hire Revenue Earned	$ (470,982)	$ (564,505)
Lease payments	304,410
Operating Expenses	1,084,432	1,185,359
Expense	917,860	620,854
Survey Projects	371,569	536,331	5,095,691
Total Survey Expenses	$ 1,289,429	$ 1,157,185	$ 5,095,691